FINANCIAL INSTRUMENTS AND RISK (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	$ 1,808,397	$ 454,024
Allowance for doubtful accounts	179,868
Working capital deficiency	17,058,758	9,434,546
Deposits from customers	8,526,085
Currency Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Deposits from customers	$ 8,526,085
Confidence interval	15.00%
Foreign exchange gain (loss)	$ 1,021,871
Bottom of range [Member] | Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	12.00%
Top of range [Member] | Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	18.00%